Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details) - Stock option plans	1 Months Ended		12 Months Ended
	Jan. 31, 2022 shares € / shares	Jan. 31, 2021 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares
Number of options
Outstanding, beginning balance (in shares)	3,933,385	4,911,410	3,933,385	4,911,410
Granted (in shares)			3,152,751	0
Forfeited (in shares)			(196,834)	(187,950)
Exercised (in shares)	(1,114,963)	(790,075)	(1,114,963)	(790,075)
Outstanding, ending balance (in shares)			5,774,339	3,933,385
Exercisable at year end (in shares)			2,621,588	3,203,817
Number of shares available
Outstanding, beginning balance (in shares)	3,996,588	4,975,831	3,996,588	4,975,831
Granted (in shares)			3,152,751	0
Forfeited (in shares)			(196,834)	(189,168)
Exercised (in shares)			(1,176,391)	(790,075)
Outstanding, ending balance (in shares)			5,776,114	3,996,588
Exercisable at year end (in shares)			2,623,363	3,267,020
Average exercise price (in € per share)
Outstanding, beginning balance (in euro per share) | € / shares	€ 3.11	€ 3.06	€ 3.11	€ 3.06
Granted (in euro per share) | € / shares			6.47	0
Forfeited ( in euro per share) | € / shares			3.05	3.07
Exercised ( in euro per share) | € / shares			3.32	2.79
Outstanding, ending balance (in euro per share) | € / shares			4.90	3.11
Exercisable at year end ( in euro per share) | € / shares			€ 3.02	€ 3.12